Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 9,657,167	$ 8,395,016	$ 8,447,468
Adjustments and interest from other receivables	2,379,227	2,179,393	2,124,241
Adjustments from other receivables with CER clauses	1,679,397	681,084	517,870
Other receivables from financial intermediation	947,942	1,833,714	1,497,314
Sale of investment property and other non-financial assets		76,116
For derecognition or substantial modification of financial liabilities			673,265
Other	6,513,703	2,094,389	2,528,281
Operating income	$ 21,177,436	$ 15,259,712	$ 15,788,439